SHARE CAPITAL AND RESERVES (Details Narrative)						1 Months Ended
	Feb. 04, 2025 CAD ($) shares	Feb. 04, 2025 $ / shares	Dec. 01, 2023 CAD ($) shares	Dec. 01, 2023 $ / shares shares	Apr. 11, 2023 CAD ($) $ / shares shares	Mar. 22, 2024 CAD ($) shares	Mar. 22, 2024 $ / shares	Dec. 31, 2023 $ / shares shares	Mar. 31, 2025 CAD ($) $ / shares shares	Sep. 05, 2024 $ / shares shares	Mar. 31, 2024 CAD ($) shares	Sep. 08, 2023 $ / shares shares
Statement [Line Items]
Flow-through proceeds outstanding | $									$ 0		$ 2,383,000
Common shares issue									15,384,615
Private Placement Flow [Member]
Statement [Line Items]
Common shares issue			15,384,615	15,384,615
Stock issued to exercise of warrants, proceeds | $			$ 2,000,000
Share price | $ / shares				$ 0.13
Private Placement Non Flow [Member]
Statement [Line Items]
Common shares issue			9,615,385	9,615,385
Stock issued to exercise of warrants, proceeds | $			$ 769,231
Share price | $ / shares				$ 0.08
Property Agreement [Member]
Statement [Line Items]
Common shares issued										100,000		100,000
Common stock share issue price | $ / shares										$ 0.075		$ 0.075
Investor Relations Agreement
Statement [Line Items]
Stock option granted	290,000				520,000	6,410,000
Stock option granted to insiders					200,000	5,500,000
Aggregate common shares acquire	290,000				520,000	6,410,000
Share price | (per share)		$ 0.67			$ 0.125		$ 0.105
Stock granted term dscription	five years				three years	three to five years
Fair value of options | $	$ 167,134				$ 49,647	$ 589,109
Black-scholes fair value assumption description	risk-free rate of 2.66%; expected volatility of 120%; underlying market price of $0.69; strike price of $0.67; and dividend yield of nil				risk-free rate of 3.56%; expected volatility of 123%; underlying market price of $0.13; strike price of $0.125; expiry term of 3 years; and dividend yield of nil	risk-free rate of 3.48%; expected volatility of 95% for options with three year expiry term and 131% for options with five year expiry term; underlying market price of $0.11; strike price of $0.105; and dividend yield of nil
2023 non-flow-through warrants
Statement [Line Items]
Share purchase warrants issued								4,807,693
Expiry term share purchase warrants								5 years
Strike price | $ / shares								$ 0.08
Exercise Price 1
Statement [Line Items]
Common shares issued									2,000,000
Common stock share issue price | $ / shares									$ 0.05
Exercise Price 2
Statement [Line Items]
Common shares issued									608,000
Common stock share issue price | $ / shares									$ 0.105
Exercise Price 3
Statement [Line Items]
Common shares issued									1,000,000
Common stock share issue price | $ / shares									$ 0.11
Exercise Price 4
Statement [Line Items]
Common shares issued									2,340,000
Common stock share issue price | $ / shares									$ 0.12
Share Capital
Statement [Line Items]
Common shares issued									224,194,032		211,702,894
Common shares outstanding									224,194,032		211,702,894
Exercise Price 5
Statement [Line Items]
Common shares issued									266,668
Common stock share issue price | $ / shares									$ 0.125
Exercise Price 6
Statement [Line Items]
Common shares issued									5,000,000
Common stock share issue price | $ / shares									$ 0.05
Exercise Price 7
Statement [Line Items]
Common shares issued									1,176,470
Common stock share issue price | $ / shares									$ 0.085